Other Accrued Liabilities (Details) - Schedule of Other Accrued Liabilities - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Schedule of Other Accrued Liabilities [Abstract]
Accrued expenses	$ 806	$ 587
Others	430	1,402
Total other accrued liabilities	$ 1,236	$ 1,989